EMPLOYEE BENEFITS - Summary of Terms and Conditions of Share-based Payment Arrangement (Detail) shares in Thousands		12 Months Ended
		Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing shares | shares		17,030
Existing options | shares		17,030	19,660	20,137
Exercisable options | shares		12,137
Stock Options [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 16,2015
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 12.71
Existing shares | shares		85
Maximum remaining contractual life (years)		2 months 12 days
Exercisable options | shares		85
Stock Options [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 11, 2016 (acceleration strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 11.28
Existing shares | shares		1,540
Maximum remaining contractual life (years)		6 months
Exercisable options | shares		1,540
Stock Options [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 10, 2017
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 12.46
Existing shares | shares		350
Maximum remaining contractual life (years)		1 year 2 months 12 days
Exercisable options | shares		350
Stock Options [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 10, 2017 (acceleration strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 12.46
Existing shares | shares		1,890
Maximum remaining contractual life (years)		1 year 6 months
Exercisable options | shares		1,890
Stock Options [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 12, 2018
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 16.83
Existing shares | shares		1,501
Maximum remaining contractual life (years)		2 years 2 months 12 days
Exercisable options | shares		1,501
Stock Options [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 12, 2018 (acceleration strategy)
Conditions for acquisition of right as of the grant date		3 to 5 years of service
Existing shares | shares		3,800
Maximum remaining contractual life (years)		2 years 2 months 12 days
Exercisable options | shares		3,800
Stock Options [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 12, 2019
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 23.41
Existing shares | shares		1,421
Maximum remaining contractual life (years)		3 years 2 months 12 days
Exercisable options | shares		1,421
Stock Options [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 12, 2019 (acceleration strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 23.41
Existing shares | shares		1,900
Maximum remaining contractual life (years)		3 years 2 months 12 days
Exercisable options | shares		950
Stock Options [Member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 17, 2021
Conditions for acquisition of right as of the grant date		3 to 4 years of service
Strike price		R$ 27.28
Existing shares | shares		3,703
Maximum remaining contractual life (years)		8 years
Exercisable options | shares
Stock Options [Member] | September 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		September 14, 2022
Conditions for acquisition of right as of the grant date		3 to 4 years of service
Strike price		R$ 16.45
Existing shares | shares		840
Maximum remaining contractual life (years)		8 years 8 months 12 days
Exercisable options | shares		600
Stock Options [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 7.16
Stock Options [Member] | Bottom of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.84
Stock Options [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.65
Stock Options [Member] | Bottom of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.87
Stock Options [Member] | Bottom of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		7.96
Stock Options [Member] | Bottom of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price		12.04
Fair value at grant date		8.21
Stock Options [Member] | Bottom of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.71
Stock Options [Member] | Bottom of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.51
Stock Options [Member] | Bottom of range [member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		13.85
Stock Options [Member] | Bottom of range [member] | September 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		8.39
Stock Options [Member] | Top of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		7.43
Stock Options [Member] | Top of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.89
Stock Options [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.68
Stock Options [Member] | Top of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.89
Stock Options [Member] | Top of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		8.21
Stock Options [Member] | Top of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price		16.83
Fair value at grant date		9.67
Stock Options [Member] | Top of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.82
Stock Options [Member] | Top of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.71
Stock Options [Member] | Top of range [member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		18.16
Stock Options [Member] | Top of range [member] | September 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 10.32
Restricted Stocks [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing shares | shares		6,302	6,058	5,494
Restricted Stocks [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 31, 2021
Conditions for acquisition of right as of the grant date		1 to 3 years of service
Existing shares | shares		737
Fair value at grant date		R$ 48.13
Maximum remaining contractual life (years)		3 months 18 days
Restricted Stocks [Member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 14, 2022
Conditions for acquisition of right as of the grant date		1 to 3 years of service
Existing shares | shares		1,138
Maximum remaining contractual life (years)		1 year 3 months 18 days
Restricted Stocks [Member] | March 31, 2021 (as modified in September 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	March 31, 2021 (as modified in September 2022)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Existing shares	[1]	1,100
Maximum remaining contractual life (years)	[1]	2 years 3 months 18 days
Restricted Stocks [Member] | May 05, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 5, 2023
Conditions for acquisition of right as of the grant date		1 to 3 years of service
Existing shares | shares		3,327
Fair value at grant date		R$ 11.2
Maximum remaining contractual life (years)		2 years 3 months 18 days
Restricted Stocks [Member] | Bottom of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 24.91
Restricted Stocks [Member] | Bottom of range [member] | March 31, 2021 (as modified in September 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	[1]	7.41
Restricted Stocks [Member] | Top of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		24.99
Restricted Stocks [Member] | Top of range [member] | March 31, 2021 (as modified in September 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	[1]	R$ 24.77
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing shares | shares		10,496	12,055	8,045
Performance Shares [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 31, 2021
Conditions for acquisition of right as of the grant date		Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards
Existing shares | shares		1,859
Performance Shares [Member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 14, 2022
Conditions for acquisition of right as of the grant date		Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards
Existing shares | shares		3,545
Performance Shares [Member] | May 05, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		May 5, 2023
Conditions for acquisition of right as of the grant date		Achievement of performance conditions, 3 years of service
Existing shares | shares		5,092
Performance Shares [Member] | Bottom of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 46.57
Maximum remaining contractual life (years)		3 months 18 days
Performance Shares [Member] | Bottom of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 18.66
Maximum remaining contractual life (years)		1 year 3 months 18 days
Performance Shares [Member] | Bottom of range [member] | May 05, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 11.2
Maximum remaining contractual life (years)		2 years 3 months 18 days
Performance Shares [Member] | Top of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 50.98
Maximum remaining contractual life (years)		1 year 3 months 18 days
Performance Shares [Member] | Top of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 24.99
Maximum remaining contractual life (years)		2 years 3 months 18 days
Performance Shares [Member] | Top of range [member] | May 05, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 11.55
Maximum remaining contractual life (years)		3 years 3 months 18 days

[1]	*The original grant of March 31, 2021 was stock options, but became a restricted share award as a result of the September 2022 amendment.